Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 46,104	$ 27,664	$ 23,573	$ 30,746
Current derivative assets	1,579
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	978	3,304
Non-current derivative liabilities	164	285
Long-term debt, current and non-current	1,033,330	745,649
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	46,104	27,664
Financial liabilities:
Long-term debt, current and non-current	1,033,330	745,649
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	950
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	961	2,039
Non-current derivative liabilities	164	285
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	629
Financial liabilities:
Current derivative liabilities	17	1,265
Fair Value [Member]
Financial assets:
Cash and cash equivalents	46,104	27,664
Financial liabilities:
Long-term debt, current and non-current	1,032,484	743,898
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets	950
Non-current derivative assets	9,850	3,154
Financial liabilities:
Current derivative liabilities	961	2,039
Non-current derivative liabilities	164	285
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets	629
Financial liabilities:
Current derivative liabilities	$ 17	$ 1,265